Debt Obligations Credit Agreement (Details) $ in Millions			12 Months Ended
	Apr. 25, 2016 USD ($)	Feb. 12, 2014 USD ($)	Dec. 31, 2016 USD ($)	Mar. 08, 2017 USD ($)	Sep. 30, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	$ 750.0
Line of credit facility, maximum borrowing capacity upon increase	$ 900.0
Unused capacity, commitment fee percentage	0.50%
Ratio of indebtedness to net capital			4.07
Interest coverage ratio			7.43
Debt, weighted average interest rate			4.29%			3.67%	3.80%
Letters of credit outstanding amount			$ 7.4			$ 1.8
Revolving credit facility			711.3
Line of credit facility, remaining borrowing capacity			$ 31.3
Minimum
Debt Instrument [Line Items]
Interest coverage ratio			2.5
Maximum
Debt Instrument [Line Items]
Ratio of indebtedness to net capital			4.75
Ratio of indebtedness to net capital, after allowed acquisition			5.25
Federal Funds
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	0.50%
Eurodollar
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%
Senior Notes | 3.77% Senior Notes, due 2031
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)			3.77%		3.77%
Interest coverage ratio			1.20
Fiscal Quarter Ending December 31, 2014 | Fourth Amendment | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Fiscal Quarter Ending December 31, 2014 | Fourth Amendment | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
Fiscal Quarter Ending December 31, 2014 | Fourth Amendment | Eurodollar | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Fiscal Quarter Ending December 31, 2014 | Fourth Amendment | Eurodollar | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity upon increase				$ 1,100.0
Line of credit facility, maximum borrowing capacity				$ 900.0
Revolving Credit Facility | JPE Revolving Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 275.0
Revolving Credit Facility | JPE Revolving Credit Agreement | Federal Funds
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | JPE Revolving Credit Agreement | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | JPE Revolving Credit Agreement | Prime
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Revolving Credit Facility | JPE Revolving Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		2.25%
Letter of Credit | JPE Revolving Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 100.0